Spouting Rock/Convex Global Dynamic Risk Fund
SUMMARY SECTION
Investment Objective
The Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”) seeks positive absolute returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Spouting Rock/Convex Global Dynamic Risk Fund		Institutional Class	Advisor Class
Management Fees	[1]	0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Administrative Services Fees		none	0.15%
Remaining Other Expenses		6.97%	6.97%
Acquired Fund Fees and Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		8.15%	8.55%
Fee Waiver/Expense Reimbursement	[2]	(6.87%)	(6.87%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.28%	1.68%
[1]	The management fee is 0.90% of Fund assets up to $100 million, 0.80% of Fund assets from $100 million to $500 million, and 0.70% of assets over $500 million.
[2]	The Fund's adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business) do not exceed 1.00% of the Fund's average daily net assets through March 1, 2019. Each fee waiver and expense reimbursement is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[3]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial highlights do not include acquired fund fees and expenses and because the fee waiver/expense reimbursement in this fee table is based on the expense cap in effect on March 1, 2018, which was not in effect for the Fund's fiscal year ended September 30, 2017.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense reimbursement described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Spouting Rock/Convex Global Dynamic Risk Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	130	1,768	3,304	6,741
Advisor Class	171	1,875	3,461	6,958

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal period was 248%.
Principal Investment Strategies
In pursuing positive absolute returns, Convex Capital Management LLC, the Fund’s subadvisor (the “Subadviser”), seeks to minimize losses when it believes market risk is high and maximize growth when it believes market risk is low. The Subadviser seeks to achieve this objective by limiting the Fund’s exposure to what it considers to be risky asset classes, economic sectors, and global geographic markets when volatility rises and increasing the Fund’s exposure when volatility falls. The Subadviser considers “risky” asset classes, economic sectors and global geographic markets to be those that it expects to underperform or outperform, on a relative basis, in specific market environments. The Subadviser employs a proprietary dynamic risk management strategy, which integrates quantitative and fundamental analysis, to evaluate the risk and attractiveness of a broad spectrum of asset classes, sectors, and global geographic markets. In an attempt to achieve the most efficient risk-adjusted return for investors, the Subadviser actively adjusts the Fund’s exposure by changing the allocation of the Fund’s investments among various asset classes, economic sectors and global geographic markets. The Fund may invest in U.S., international, and emerging market equity securities of any market capitalization (growth or value stocks or both) and fixed income securities of any quality, maturity, and duration (including high yield securities, which are often referred to as “junk bonds”), either directly or by investing in exchange-traded funds (“ETFs”) that invest in those securities. The Fund defines equity securities as common stock and convertible preferred stock of US and/or foreign companies as well as American Depositary Receipts (“ADRs”) representing common stock and convertible preferred stock of foreign issuers. The Fund defines fixed income securities as notes, bonds, non-convertible preferred shares and other evidences of indebtedness. The Fund may also invest in real estate interests, commodities, and inflation-protected securities. In evaluating ETFs, the Subadviser typically considers historical returns, risk, liquidity, and expense ratios.

The Fund may invest in foreign securities either directly or indirectly through ADRs, Global Depository Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs (collectively, “Depository Receipts”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Depository Receipts may be sponsored or unsponsored. The Fund may hold a substantial portion or all of its portfolio in cash and cash equivalents, including money market funds and short-term fixed income securities, during periods when the Subadviser anticipates high volatility.

The Fund may also invest in futures and options for hedging purposes, to gain market exposure, and to adjust the return and volatility characteristics of the Fund’s portfolio. The Fund may also invest in inverse ETFs or purchase put options if, for example, the Subadviser believes that valuations are high in a deteriorating market environment associated with high volatility.
Principal Risks
All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk: The prices of securities held by the Fund (or by underlying ETFs) may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund (or by underlying ETFs); conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Allocation Risk: The allocation of Fund investments among asset classes, economic sectors and geographic markets may cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives if, for example, the asset classes, sectors or geographic markets in which the Fund has invested more heavily underperform asset classes, sectors or geographic markets in which the Fund has invested less heavily.
  Management Risk: The Fund is actively-managed and is thus subject to management risk. The Subadviser will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. This is the first mutual fund advised by the Adviser or the Subadviser.
  ETF Risk: Investing in ETFs exposes the Fund to the investment performance (positive or negative) and risks of these underlying ETFs, including an underlying ETF’s use of derivatives or other strategies that may be considered speculative. The Fund and its investors will also indirectly bear a portion of the fees and expenses of any ETF in which the Fund invests. These fees are in addition to the Fund’s direct fees and expenses. An ETF’s shares may trade at a market price above or below its net asset value (“NAV”) and an active (or liquid) trading market for an ETF’s shares may not develop or be maintained.
  Inverse ETF Risk: Inverse ETFs seek daily investment results that correspond to the inverse, or a multiple of the inverse, of the daily performance of some index. Inverse ETFs obtain investment exposure through derivatives, which may be considered aggressive or speculative, and there is no guarantee that an inverse ETF will meet its investment objective. The Fund will be adversely affected if it holds an inverse ETF during periods when the value of the index tracked by the ETF increases. For periods longer than a day, an inverse ETF will typically lose money when the level of the tracked index is flat over time, and it is possible that an inverse ETF will lose money over time even if the tracked index falls.
  Small- and Mid-Cap Equity Risk: Investing in small- and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small- and mid-cap companies may have more limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.
  Fixed Income Risk: The issuer of a fixed income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligations. If this occurs, or is perceived as likely to occur, the value of the security will likely fall. The market values of fixed income securities tend to fall when interest rates increase. Interest rate risk is generally greater for securities with longer durations.
  High-Yield (“Junk Bond”) Securities Risk: Investments in securities rated below investment grade (commonly known as “junk bonds”), either directly or indirectly through an underlying ETF, expose the Fund to greater risk of loss of principal and income than investments in investment grade securities. High yield securities may experience greater price fluctuations, less liquidity, and higher rates of default than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Derivatives Risk: The use of derivatives by the Fund or an underlying ETF could lead to substantial volatility and losses to the Fund, and will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations under the contract.
  Options: The use of options involves investment techniques and risks that are different from those associated with traditional securities. If the Fund sells a put option, it may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, it may be required to sell the underlying asset at a disadvantageous price. The Fund may lose the entire value of the premium paid to purchase a put or call option.
  Futures: Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. As a result of relatively low collateral requirements typically required for futures trading, the Fund’s use of futures could expose the Fund to gains or losses that far exceed the level of the Fund’s initial investment. As a result of this leveraging effect, if the Fund purchases a futures contract on an index, a relatively small decrease in the value of the index could lead to significant losses to the Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during certain periods by imposing a maximum permissible price movement on each contract.
  Foreign Securities Risk: Investing in foreign issuers, either directly or through underlying ETFs, may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  Depositary Receipt Risk: In addition to the risks of investing in foreign securities, there is no guarantee that a Depository Receipt issuer will continue to offer a particular Depository Receipt. As a result, the Fund may have difficulty selling the Depository Receipts, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored Depository Receipts are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. Depository Receipts may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain Depository Receipts are not listed on an exchange and therefore may be illiquid.
  ADR Currency Risk. Although an ADR is priced in the US dollar, in order to preserve the uniformity of the established “conversion rate,” movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.
  Emerging Market Risk: The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems, and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.
  Currency Risk: Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.
  Portfolio Turnover Risk: The Subadviser’s active management of the Fund’s portfolio may cause the Fund to have a higher portfolio turnover rate than other similar funds, which may increase brokerage and other expenses or cause a higher current realization of capital gains and a potentially larger current tax liability.
  Commodity Risk: Investing in commodities and commodity linked-derivatives, either directly or through underlying ETFs, may subject the Fund to additional risks. The value of commodities and commodity-linked derivatives may be affected by overall market movements and by factors affecting a particular commodity or industry, including adverse weather conditions, diseases, embargos, taxes, and other political and regulatory developments. The Fund may be subject to adverse tax consequences if it does not appropriately limit its commodity-related investments.
  Real Estate Investment Risk: The Fund’s investment in companies that invest in real estate (either directly or through underlying ETFs), such as real estate investment trusts (“REITs”) or real estate holdings companies, will expose Fund investors to the risks of owning real estate directly, as well as to risks that relate to the way in which real estate companies are organized and operated. These risks include economic downturns that have a negative effect on real estate markets, possible lack of available financing, and changes in interest rates or property values.
  Quantitative Model Risk: The Subadviser’s use of quantitative methods and modeling to assist in selecting investments may not be successful. Investments selected using quantitative methods may not perform as expected for several reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market risk and returns. The use of quantitative methods and modeling may also fail because of human error.
  Cybersecurity Risks: Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance
The bar chart below shows how the Fund’s investment results for its first full calendar year represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Institutional Class Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2017 3.69% Worst Quarter: 3rd Quarter, 2015 (6.35)%
Average Annual Total Returns (for periods ended 12/31/17)
Average Annual Total Returns - Spouting Rock/Convex Global Dynamic Risk Fund		One Year	Since Inception	Inception Date
Institutional Class		13.29%	4.95%	Nov. 24, 2014
Institutional Class | After Taxes on Distributions		11.74%	4.40%	Nov. 24, 2014
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		8.02%	3.67%	Nov. 24, 2014
Advisor Class		12.97%	4.69%	Nov. 24, 2014
Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.86%	0.40%	Nov. 24, 2014
MSCI ACWI NR USD	[2]	23.97%	8.27%	Nov. 24, 2014
Bloomberg Barclays Global Aggregate TR Index USD	[3]	3.04%	2.91%	Nov. 24, 2014
[1]	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in an index.
[2]	The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. It is comprised of stocks from 23 developed markets and 24 emerging markets, and captures all sources of equity returns. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in an index.
[3]	The Barclays Global Aggregate TR Index USD is a market capitalization weighted index designed to provide a broad measure of intermediate term investment grade bonds being traded in the U.S. It is comprised of most U.S. traded investment grade bonds, including Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Institutional Class only and will vary for the Advisor Class. The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (844) 834-6478 or data current to the most recent quarter end may be accessed on the Fund’s website at www.spoutingrockfunds.com.